Other Long-Term Assets (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 number	Sep. 30, 2011	Dec. 31, 2011
Available For Sale Securities Continuous Unrealized Loss Position Abstract
Aggregate fair value of investments with unrealized losses (less than 12 months)	$ 8		$ 8
Aggregate fair value of investments with unrealized losses (more than 12 months)	0		0
Aggregate fair value of investments with unrealized losses (Total)	8		8
Aggregate unrealized losses (less than 12 months)	(2)		(3)
Aggregate unrealized losses (more than 12 months)	(2)		0
Aggregate unrealized losses (Total)	(4)		(3)
Available For Sale Securities Noncurrent [Abstract]
Cost	56		51
Gross unrealized gains	21		34
Gross unrealized losses	(4)		(3)
Fair value (net carrying value)	73		82
Number Of Investments	5
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Held To Maturity Securities Debt Maturities After Three Through Seven Years Net Carrying Amount	8
Held To Maturity Securities Debt Maturities Within One Year Net Carrying Amount	83
Marketable debt securities - held to maturity	8		8
Restricted cash	32		23
Notes, Loans and Financing Receivable, Net, Noncurrent [Abstract]
Notes And Loans Receivable Net Noncurrent	91		29
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	73		82
Investment in marketable debt securities - held to maturity	8		8
Investment in non-marketable assets - held to maturity	2		2
Cost Method Investments	9		9
Investment in non-marketable debt securities - held to maturity	83		85
Restricted cash	32		23
Other non-current assets	122		101
Other long-term assets	1,248		1,001
Held To Maturity Securities Fair Value	11		11
Held-to-maturity Securities, Unrecognized Holding Gain	3		3
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	919		691
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments recognized	4	18
Marketable Securities [Abstract]
Reclassification of fair value adjustments to the income statement	0	1
Related taxation		0
Environmental Rehabilitation Trust Fund [Member]
Marketable Securities [Abstract]
Reclassification of fair value adjustments to the income statement	0	1
Related taxation		0
South Africa [Member] | Village Main Reef Limited [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments recognized	0	2
South Africa [Member] | First Uranium Corporation [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments recognized	4	16
Investments In Unlisted Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	7		5
Investments In Unlisted Associates [Member] | Orpheo (Pty) Ltd [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Other than Temporary Impairment, Tax Effect		0
Equity Method Investment, Other than Temporary Impairment		2
Investments In Listed Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	17		15
Corporate Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	$ 895		$ 671